LEASE - Other information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
LEASE
Operating cash flows from operating leases	¥ 19,802	$ 2,713
ROU assets obtained in exchange for operating lease liabilities	¥ 221	$ 30
Weighted-average remaining lease terms (in years)	3 years	3 years
Weighted-average discount rate	5.07%	5.07%